Federated Hermes High Income Bond Fund II
Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.8%
	Aerospace/Defense—1.3%
$ 600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$636,873
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	475,031
675,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	699,725
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	106,669
250,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	246,825
	TOTAL	2,165,123
	Airlines—0.5%
325,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	346,093
425,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 1st Lien, 144A, 5.500%, 4/20/2026	442,824
75,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	79,789
	TOTAL	868,706
	Automotive—5.5%
500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	517,415
50,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	51,275
300,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	311,625
25,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	26,782
450,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2026	468,506
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	131,484
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	407,000
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	560,038
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	253,123
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	297,972
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	315,090
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	284,281
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	207,875
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	483,615
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	351,406
625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	657,800
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	78,905
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	356,220
475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	502,906
450,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	458,685
50,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	53,165
1,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,185,690
475,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	491,031
300,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	308,906
	TOTAL	8,760,795
	Building Materials—3.0%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	150,254
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	672,461
675,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	694,045
150,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	160,031
325,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	342,201
150,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	148,313
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	181,234

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 125,000		Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	$130,445
575,000		Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	599,466
375,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	355,781
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	783,281
350,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	372,248
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	209,000
		TOTAL	4,798,760
		Cable Satellite—7.8%
450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	476,001
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	75,260
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	178,580
1,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,115,313
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	688,123
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	79,399
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	295,251
279,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	288,207
775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	800,575
325,000		CSC Holdings LLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2026	335,481
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	486,281
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	212,344
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	323,141
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	443,250
200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	210,900
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	387,406
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	386,465
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	471,278
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	52,515
400,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	442,000
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	199,875
225,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	141,609
225,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	226,125
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	375,900
175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	180,486
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	52,526
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	487,406
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	895,050
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	325,000
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	207,896
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	201,950
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	212,568
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	194,920
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	204,750
557,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	581,004
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	208,875
		TOTAL	12,443,710
		Chemicals—2.7%
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	156,983
150,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	146,561
625,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	650,078
100,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	107,169

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	$296,587
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	178,139
475,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	511,634
150,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	168,982
200,000	INEOS Quattro Finance 2, Sec. Bond, 144A, 3.375%, 1/15/2026	200,250
750,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	774,499
250,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	256,719
725,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	772,578
150,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	155,468
	TOTAL	4,375,647
	Construction Machinery—0.9%
425,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	413,844
150,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	155,468
25,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	25,172
275,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	293,803
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	471,314
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	76,425
	TOTAL	1,436,026
	Consumer Cyclical Services—2.2%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	239,030
1,125,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,236,307
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	125,313
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	344,297
979,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,085,280
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	372,188
75,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	79,359
	TOTAL	3,481,774
	Consumer Products—0.7%
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	199,215
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	158,608
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	276,375
225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	232,324
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	119,531
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	105,046
	TOTAL	1,091,099
	Diversified Manufacturing—0.9%
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	891,794
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	178,719
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	136,853
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	279,450
	TOTAL	1,486,816
	Finance Companies—2.0%
275,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	279,098
50,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	50,194
850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	894,718
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	108,700
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	108,588
475,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	499,641
150,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	144,656
200,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	193,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 675,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	$704,531
225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	225,281
	TOTAL	3,208,407
	Food & Beverage—2.3%
475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	486,994
175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	181,825
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	212,250
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	785,821
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	202,833
75,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	82,669
75,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	74,269
150,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	160,811
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	210,821
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,132,658
225,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	225,281
	TOTAL	3,756,232
	Gaming—4.2%
300,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	316,688
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	280,804
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	336,014
25,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	27,831
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	208,735
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	53,219
100,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	105,655
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	293,499
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	524,424
300,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	301,500
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	53,762
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	49,900
77,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	80,891
175,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	181,080
425,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	455,813
75,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	80,925
725,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	731,344
175,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	182,984
25,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	27,211
125,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	135,836
25,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	26,855
850,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	889,844
325,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	324,392
304,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	308,370
150,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	161,157
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	25,500
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2027	50,086
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	25,249
200,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	204,932
225,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	233,786
	TOTAL	6,678,286
	Health Care—6.5%
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	26,006

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	$79,097
100,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	99,625
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	575,085
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	100,283
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	101,780
500,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	524,060
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	157,313
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	52,938
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	52,875
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	270,575
225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	229,525
725,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	751,281
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	252,405
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	837,750
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	197,641
150,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	172,766
425,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	487,687
150,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	163,542
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	546,328
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	186,375
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	98,250
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	98,625
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	677,734
350,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	374,700
850,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	829,812
500,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	443,090
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	53,053
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	51,875
450,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	456,885
25,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	25,656
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	182,175
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	314,460
25,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	27,027
275,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	280,965
375,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	406,837
50,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	52,250
150,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	159,722
	TOTAL	10,398,053
	Health Insurance—1.0%
250,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	261,737
625,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	658,204
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	623,070
75,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	77,344
	TOTAL	1,620,355
	Independent Energy—5.5%
325,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	325,738
25,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	26,672
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	82,828
50,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	51,578
125,000	Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	128,312

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 50,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	$50,063
50,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	52,094
98,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	124,950
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	242,344
100,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	85,250
75,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	59,438
400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	341,000
275,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	245,266
50,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	52,139
50,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	53,094
325,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	333,734
200,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	210,550
250,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	282,840
525,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	536,600
350,000		Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	374,358
25,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	26,008
125,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	132,227
200,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	214,060
75,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	76,641
50,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	53,625
150,000		EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	172,842
125,000		EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	159,569
350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	346,601
75,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	72,104
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	272,594
125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	100,393
225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	191,365
200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	167,629
250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	267,575
125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	138,259
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	303,946
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	309,457
150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	172,471
300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	378,750
150,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	154,200
225,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	233,662
175,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	173,512
200,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	214,375
150,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	163,165
200,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	188,600
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	139,063
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	23,172
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	92,587
175,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
75,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	80,041
200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	209,740
		TOTAL	8,887,081
		Industrial - Other—0.5%
75,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	75,535
125,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	135,547

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$ 225,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	$242,353
275,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	288,406
	TOTAL	741,841
	Insurance - P&C—4.5%
800,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	852,848
875,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	939,365
345,833	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	371,770
100,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	102,025
600,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	622,029
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	242,156
1,825,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,896,932
75,000	NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	80,719
1,125,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,168,594
900,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	918,554
	TOTAL	7,194,992
	Leisure—0.4%
450,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	466,875
50,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	54,156
150,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	148,528
	TOTAL	669,559
	Lodging—0.5%
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	170,074
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	74,391
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	79,125
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	107,814
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	185,968
225,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	228,009
	TOTAL	845,381
	Media Entertainment—7.2%
400,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	389,500
100,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	102,733
220,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	223,025
425,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	440,672
283,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	288,792
350,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	252,438
450,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	234,563
350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	362,687
200,000	Entercom Media Corp., 144A, 6.750%, 3/31/2029	208,065
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	81,656
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	322,766
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	259,531
50,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	53,156
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	100,919
175,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	180,303
931,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	999,784
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	104,500
100,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	96,730
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	452,038
50,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	51,182
325,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	341,594

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	$658,066
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	446,116
170,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2022	170,205
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	332,922
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	78,984
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	189,984
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	48,199
150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	144,563
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	98,438
175,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	174,016
300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	310,875
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	73,359
875,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	893,427
475,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	484,203
100,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	106,250
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	337,577
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	997,081
125,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	133,359
250,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	259,145
	TOTAL	11,483,403
	Metals & Mining—1.2%
350,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	349,842
375,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	374,531
275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	263,230
150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	159,394
275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	299,750
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	212,724
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	82,141
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	238,478
	TOTAL	1,980,090
	Midstream—7.6%
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	191,258
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	441,086
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	555,844
225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	225,471
500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	500,938
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	269,349
150,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	150,750
175,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	181,963
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	445,145
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	127,344
225,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	233,665
575,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	586,500
225,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	219,675
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	315,656
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	408,249
51,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	53,002
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	289,264
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	200,000
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	188,563

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	$278,713
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	228,302
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	733,579
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	107,980
75,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	81,234
225,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	231,188
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	156,899
75,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	76,781
425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.500%, 6/1/2024	432,848
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	469,406
250,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	242,813
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	388,856
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	78,234
275,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	285,830
475,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	498,156
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	81,689
675,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	709,384
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	252,140
100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	102,690
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	208,624
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	26,415
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	157,125
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	578,473
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	128,500
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	74,184
	TOTAL	12,193,765
	Oil Field Services—1.6%
125,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	127,209
675,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	705,375
225,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	187,172
100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	82,437
200,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	201,125
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	145,925
275,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	201,266
375,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	386,884
550,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	565,125
	TOTAL	2,602,518
	Packaging—5.5%
850,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	893,562
225,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	224,915
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	204,216
350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	357,378
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	206,300
350,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	337,575
275,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	291,280
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	238,078
300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	304,500
650,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	650,812
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	181,913
950,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	966,815

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 700,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	$735,875
425,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	449,393
150,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	160,969
200,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	221,625
100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	108,900
550,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	539,687
125,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	128,281
150,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	164,719
500,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	510,572
175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	186,813
375,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	393,984
300,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	326,093
		TOTAL	8,784,255
		Paper—0.7%
725,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	770,766
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	146,156
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	137,007
		TOTAL	1,053,929
		Pharmaceuticals—3.7%
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	205,676
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	215,625
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	177,406
50,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	49,750
225,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	224,346
1,175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	1,205,785
75,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	79,830
300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	335,381
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	666,474
375,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	408,129
250,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 2nd Lien, 144A, 9.500%, 7/31/2027	272,031
431,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	349,541
100,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	101,000
225,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	235,109
175,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	182,481
925,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	654,438
575,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	409,688
250,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	243,594
		TOTAL	6,016,284
		Restaurant—1.7%
250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	251,603
178,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	180,266
125,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	121,797
1,100,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	1,062,875
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	78,844
375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	383,205
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	79,410
500,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	516,227
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	82,125
		TOTAL	2,756,352

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—0.7%
$ 175,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	$184,625
50,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	48,313
350,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	387,341
200,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	204,250
153,532	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	141,633
75,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	80,132
50,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	52,906
		TOTAL	1,099,200
		Supermarkets—0.8%
96,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	99,489
975,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	929,068
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	77,175
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	80,095
50,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	55,325
		TOTAL	1,241,152
		Technology—7.1%
325,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	348,867
300,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	319,920
225,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	221,368
75,000		BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	77,976
375,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	391,875
150,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	148,313
125,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	129,586
900,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	927,337
50,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	55,781
100,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	99,298
25,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	25,813
675,000		JDA Escrow LLC / JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	688,429
350,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	366,845
175,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	182,868
300,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	302,814
250,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	252,969
350,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	355,075
50,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	53,000
150,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	164,438
125,000		ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	128,738
150,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	151,260
150,000		Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	152,330
150,000		PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	154,219
200,000		Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	213,846
175,000		Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	171,700
325,000		Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	313,186
300,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	305,610
450,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	454,894
75,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	77,660
300,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	290,310
225,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	216,607
200,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	203,981
75,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	78,703
75,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	74,039

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 625,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	$666,437
120,000		Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	128,349
510,000		Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	570,468
100,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	99,480
1,200,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,227,750
150,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	148,313
475,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	493,952
		TOTAL	11,434,404
		Transportation Services—0.4%
250,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	253,405
325,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	343,159
		TOTAL	596,564
		Utility - Electric—2.8%
300,000		Calpine Corp., 144A, 4.500%, 2/15/2028	302,970
135,000		Calpine Corp., 144A, 5.250%, 6/1/2026	139,016
325,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	310,245
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,395
25,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	24,438
175,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	176,061
775,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	813,266
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	468,675
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	48,906
50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	48,844
300,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	321,694
50,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	53,219
125,000		Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	127,266
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	51,719
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	52,026
600,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	648,555
300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	309,306
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	181,562
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	416,336
		TOTAL	4,518,499
		Wireless Communications—1.9%
750,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	781,012
700,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	806,757
100,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	119,375
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	114,425
200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	201,688
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	145,844
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	120,969
150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	153,750
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	266,129
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	277,063
		TOTAL	2,987,012
		TOTAL CORPORATE BONDS (IDENTIFIED COST $148,954,200)	153,656,070
		COMMON STOCKS—0.7%
		Chemicals—0.1%
8,506	[2]	Hexion Holdings Corp.	127,590

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—0.2%
6,112		Oasis Petroleum, Inc.	$362,992
1,411	[2]	Whiting Petroleum Corp.	50,020
		TOTAL	413,012
		Media Entertainment—0.1%
7,915	[2]	iHeartMedia, Inc.	143,657
		Oil Field Services—0.3%
12,990	[2,3]	Superior Energy Services, Inc.	415,680
		Retailers—0.0%
6,581	[2]	Party City Holdco, Inc.	38,170
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,327,609)	1,138,109
		FLOATING RATE LOANS—0.3%
		Health Care—0.2%
$ 333,947	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	271,666
		Independent Energy—0.1%
202,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	224,556
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $777,153)	496,222
		WARRANTS—0.1%
		Independent Energy—0.1%
825	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	16,285
1,698	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	28,526
2,751	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	56,726
		TOTAL WARRANTS (IDENTIFIED COST $468,102)	101,537
		REPURCHASE AGREEMENT—2.6%
$4,123,000		Interest in $2,065,000,000 joint repurchase agreement 0.01%, dated 3/31/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,065,000,574 on 4/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2050 and the market value of those underlying securities was $2,106,300,586. (IDENTIFIED COST $4,123,000)	4,123,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $155,650,064)	159,514,938
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	881,361
		TOTAL NET ASSETS—100%	$160,396,299

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$153,656,070	$0	$153,656,070
Floating Rate Loans	—	496,222	—	496,222
Warrants	101,537	—	—	101,537
Equity Securities:
Common Stocks
Domestic	722,429	—	415,680	1,138,109
Repurchase Agreement	—	4,123,000	—	4,123,000
TOTAL SECURITIES	$823,966	$158,275,292	$415,680	$159,514,938

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind